Average Annual Total Returns - FidelityFactorETFs-ComboPRO - FidelityFactorETFs-ComboPRO - Fidelity Small-Mid Multifactor ETF	Nov. 29, 2023
Fidelity Small-Mid Multifactor ETF | Return Before Taxes
Average Annual Return:
Past 1 year	(11.14%)
Since Inception	7.83%	[1]
Fidelity Small-Mid Multifactor ETF | After Taxes on Distributions
Average Annual Return:
Past 1 year	(11.48%)
Since Inception	7.41%	[1]
Fidelity Small-Mid Multifactor ETF | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(6.38%)
Since Inception	6.04%	[1]
IXYW4
Average Annual Return:
Past 1 year	(10.83%)
Since Inception	8.17%	[1]
WA008
Average Annual Return:
Past 1 year	(26.54%)
Since Inception	4.68%	[1]

[1]	AFrom February 26, 2019.